JOHCM GLOBAL INCOME BUILDER FUND

A SERIES OF ADVISERS INVESTMENT TRUST

Supplement dated November 23, 2020

to the Prospectus and Statement of Additional Information

dated January 28, 2020

Effective November 23, 2020, Adam Gittes replaced Lale Topcuoglu as a portfolio manager of the JOHCM Global Income Builder Fund (the “Fund”). The following changes are being made to the Prospectus and Statement of Additional Information (“SAI”) of the Fund.

The table identifying the JOHCM Global Income Builder Fund’s portfolio managers on page 46 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Giorgio Caputo	Adam Gittes	Robert Hordon
Senior Fund Manager	Senior Fund Manager	Senior Fund Manager
Length of Service: November 29, 2017	Length of Service: Since November 23, 2020	Length of Service: November 29, 2017

The biographical information of the Fund’s portfolio managers on page 12 of the Prospectus is deleted in its entirety and replaced with the following:

Giorgio Caputo

Senior Fund Manager

JOHCM Global Income Builder Fund

Giorgio Caputo joined JOHCM USA in August 2017. Giorgio is a Senior Fund Manager and Head of JOHCM’s Multi-Asset Team. Prior to joining JOHCM USA, Giorgio spent seven years as a Portfolio Manager and Investment Analyst at First Eagle Investment Management (“First Eagle”), where he co-managed the First Eagle Global Income Builder Fund. Prior to First Eagle, Giorgio was a Managing Director and Industry Generalist Investment Analyst at JANA Partners LLC, a value and event-driven hedge fund, and an Investment Banking Associate at Credit Suisse First Boston. Before graduate school, he was a Quantitative Analyst and the Interest Rate Trader for the Equity Derivatives Group at Lehman Brothers. He has a BS in Operations Research, with minors in German Literature, Italian Literature, and Applied and Computational Mathematics, from Princeton University, as well as an MBA in Finance with Honours from Columbia Business School. Giorgio speaks fluent German and Italian.

Adam Gittes

Senior Fund Manager

JOHCM Global Income Builder Fund

Adam is a Senior Fund Manager and Head of Credit for JOHCM’s Multi Asset Value team. He was most recently employed as a Senior Investment Professional at Piney Lake Capital, a hedge fund, where he focused on private credit and special situations credit investing. Prior to Piney Lake, Adam was a Portfolio Manager at TOMS Capital, a multi-billion dollar single family office, focusing on special situation investments in both debt and equity markets. Before TOMS Capital, he was a Vice President at BlackRock Kelso Capital. While there, he worked on the formation of the firm’s liquid credit business. Prior to BlackRock Kelso Capital, Adam was a senior analyst at RockView, a credit and event driven hedge fund. While at RockView he researched and initiated investments across the capital structure while focusing on fundamental value in unfollowed, misunderstood, and complicated securities. Adam began his career in 2001 in the Mergers and Acquisitions group at Credit Suisse First Boston.

Robert Hordon, CFA

Senior Fund Manager

JOHCM Global Income Builder Fund

Robert Hordon joined JOHCM USA in October 2017. Robert is a Senior Fund Manager for JOHCM’s Multi Asset team. Prior to joining JOHCM USA, he was most recently a Portfolio Manager and Senior Analyst at First Eagle Investment Management, where he co-managed the First Eagle Global Income Builder Fund. He also was a Senior Analyst in the First Eagle Global Value team which he joined in 2008. Robert has a BA in Politics from Princeton University, with a Certificate in Political Theory, and an MBA from Columbia Business School. He also holds the Chartered Financial Analyst (CFA) designation.

The Portfolio Manager Holdings section on page 33 of the SAI is deleted in its entirety and replaced with the following:

Portfolio Manager Holdings

The following table indicates for each Fund the dollar range of shares beneficially owned by the Funds’ portfolio managers, except for Mr. Gittes, as of September 30, 2019. The dollar range of shares beneficially owned by Mr. Gittes is reported as of November 23, 2020.

Dollar Range of Shares in the Funds
Individual	Title	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	Over $1,000,000
Christopher J.D. Lees	Senior Fund Manager	X
Nudgem Richyal	Senior Fund Manager	X
James Syme	Senior Fund Manager	X
Paul Wimborne	Senior Fund Manager	X
Robert Cresci	Senior Fund Manager						X
Emery Brewer	Senior Fund Manager	X
Dr. Ivo Kovachev	Senior Fund Manager	X
Stephen Lew	Fund Manager			X
Ben Leyland	Senior Fund Manager	X
Robert Lancastle	Senior Fund Manager	X
Giorgio Caputo	Senior Fund Manager							X
Robert Hordon	Senior Fund Manager							X
Adam Gittes	Senior Fund Manager	X

Please note that, as non-U.S. residents, Christopher J.D. Lees, Nudgem Richyal, James Syme, Paul Wimborne, Emery Brewer, Ivo Kovachev, Ben Leyland, and Robert Lancastle are unable to invest directly in the Funds. Christopher J.D. Lees has exposure to the Global Equity strategy through another of the Adviser’s investment vehicles, James Syme and Paul Wimborne have exposure to the Emerging Markets Opportunities strategy through another of the Adviser’s investment vehicles.

The tables related to the JOHCM Global Income Fund’s portfolio managers in the Other Portfolio Manager Information on page 37 of the SAI are deleted in their entirety and replaced with the following:

The following tables indicate the number of accounts and assets under management (in millions) for each type of account as of September 30, 2020 for Mr. Caputo and Mr. Hordon and as of November 23, 2020 for Mr. Gittes.

Giorgio Caputo, Senior Fund Manager, JOHCM Global Income Builder Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	2	0	$87.9	$0
Other Pooled Investment Vehicles	1	0	$140.6	$0
Other Accounts	0	0	$0	$0
Total	3	0	$228.6	$0

Adam Gittes, Senior Fund Manager, JOHCM Global Income Builder Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	2	0	$87.9	$0
Other Pooled Investment Vehicles	1	0	$140.6	$0
Other Accounts	0	0	$0	$0
Total	3	0	$228.6	$0

Robert Hordon, Senior Fund Manager, JOHCM Global Income Builder Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	2	0	$87.9	$0
Other Pooled Investment Vehicles	1	0	$140.6	$0
Other Accounts	0	0	$0	$0
Total	3	0	$228.6	$0

This Supplement and the Prospectus should be retained for future reference.